Acquisitions and Dispositions (Details Narrative) - USD ($)					12 Months Ended
	Mar. 01, 2021	Jul. 01, 2020	May 29, 2020	Nov. 12, 2018	Dec. 31, 2021	Dec. 31, 2020
Amortization expense of intangible assets					$ 624,000	$ 720,000
Shares issued upon on conversion			1,528,107
Fair value of stock issued			$ 264,196
Accrued and unpaid interest			79,376		25,321	9,942
Gain on sale of discontinued operations						2,895,283
Gain on extinguishment of debt			$ 1,562,870			1,858,395
Restaurant.com [Member]
Cash paid	$ 439,724					439,724
Note payable	$ 1,500,000					1,500,000
Debt interest rate	6.00%
Debt term	3 years
Number of stock issued	363,889				363,889
Fair value of stock issued	$ 483,972					483,972
Total purchase price	2,423,696					2,423,696
Intangible assets acquired	$ 1,440,000
Price per share	$ 1.33				$ 1.33
Intangible asset useful life	2 years
Amortization expense of intangible assets					$ 624,000	$ 720,000
impairment of intangible assets					$ 570,030
SkyAuction.com [Member]
Debt interest rate				3.00%
Debt term				3 years
Number of stock issued				1,102,422
Principal amount				$ 2,500,000
SkyAuction.com [Member] | Stock Sale Agreement and Mutual Release Agreement [Member]
Price per share					$ 1.00	$ 1.00
Number of shares sold		1,000
Unamortized debt discount		$ 232,540
Shares issued upon on conversion		333,333				333,333
Fair value of stock issued		$ 333,333				$ 333,333
Common shares issuable					273,343	273,343
Accrued and unpaid interest		179,483
Settlement of outstanding debt		2,446,943
Gain on sale of discontinued operations						$ 2,895,283
Gain on extinguishment of debt						2,446,943
Gain on extinguishment of liabilities						1,046,845
Loss on disposal of assets						$ 265,172
SkyAuction.com [Member] | Stock Sale Agreement and Mutual Release Agreement [Member] | Promissory Note [Member]
Debt forgiven		$ 2,500,000